OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF OTHER RECEIVABLES

	As of December 31,
	2024	2023

Other receivables (Short term)
GST receivable	$13,620	$15,386
Due from utility companies	-	35,079
Amount due from Prime Source LLP	106,400	-
Due from owners of UAV	1,613,859	-
Other	7,297	-
Other receivables (short term)	$1,741,176	$50,465

Other receivables (Long term)
PJ Finn	$743,007	$755,718
Richard Evans	15,018	15,276
Other Receivables (long term)	$758,025	$770,994
	$2,499,201	$821,459